Note 22 - Income Tax Provision (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 562
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	630	$ 590
Income Tax Jurisdiction, Domestic Federal [Member]
Operating Loss Carryforwards	4,400
Income Tax Jurisdiction, Domestic State and Local [Member]
Operating Loss Carryforwards	1,000
Income Tax Jurisdiction, Foreign [Member]
Operating Loss Carryforwards	200
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 17